DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 6,113	$ 4,243	$ 5,840
Capitalization of commissions, sales and issue expenses			669
Impact of assumptions updates and model changes			(1,109)
All other			(504)
Amortization			1,613
Change in unrealized investment gains and losses			(654)
Reclassified to assets HFS			1
Balance, end of year	6,369	6,113	4,243
Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	6,084	5,757
Capitalization of commissions, sales and issue expenses	841	876
Amortization	583	549
Balance, end of year	6,342	6,084	5,757
Term | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	385	403
Capitalization of commissions, sales and issue expenses	18	26
Amortization	41	44
Balance, end of year	362	385	403
UL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	180	177
Capitalization of commissions, sales and issue expenses	11	15
Amortization	12	12
Balance, end of year	179	180	177
VUL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	799	714
Capitalization of commissions, sales and issue expenses	142	133
Amortization	52	48
Balance, end of year	889	799	714
IUL | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	180	162
Capitalization of commissions, sales and issue expenses	16	28
Amortization	11	10
Balance, end of year	185	180	162
GMxB Core | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,653	1,646
Capitalization of commissions, sales and issue expenses	109	141
Amortization	137	134
Balance, end of year	1,625	1,653	1,646
EI | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	156	154
Capitalization of commissions, sales and issue expenses	12	15
Amortization	12	13
Balance, end of year	156	156	154
IE | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	121	94
Capitalization of commissions, sales and issue expenses	40	38
Amortization	13	11
Balance, end of year	148	121	94
SCS | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,070	855
Capitalization of commissions, sales and issue expenses	378	350
Amortization	169	135
Balance, end of year	1,279	1,070	855
GMxB Legacy | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	631	667
Capitalization of commissions, sales and issue expenses	27	30
Amortization	65	66
Balance, end of year	593	631	667
EG | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	677	634
Capitalization of commissions, sales and issue expenses	74	84
Amortization	41	41
Balance, end of year	710	677	634
Momentum | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	94	101
Capitalization of commissions, sales and issue expenses	14	16
Amortization	19	23
Balance, end of year	89	94	101
CB | Operating Segments
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	138	150
Capitalization of commissions, sales and issue expenses	0	0
Amortization	11	12
Balance, end of year	127	138	$ 150
Other
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Amortization	$ (3)	$ (3)